Revenue and Related Matters (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customers [Abstract]
Schedule of Principal Activities From Which the Company Generates Revenue
The Company disaggregates revenue as set forth in the following table (in thousands):

Revenue by Type

	Three Months Ended September 30,		Nine Months Ended September 30,
Revenues:	2021	2020	2021	2020
Subscription and transaction fees	$30,376	$26,130	$89,631	$73,065
Services and other	2,356	2,678	7,809	5,913
Subscription, transaction, and services	$32,732	$28,808	$97,440	$78,978

The following is a description of principal activities from which the Company generates revenue, as well as a further breakdown of the components of subscription, transaction and services revenues for each year ended December 31:

	2020	2019	2018
Subscription and transaction fees	$99,609	$89,476	$74,725
Services and other	8,960	6,984	4,846
Subscription, transaction and services	$108,569	$96,460	$79,571